Additional paid-in capital (Details 2) - Options Held [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Product development expense	$ 585,238	$ 1,060,636	$ 227,338
Professional expense	245,753	403,880	38,614
Selling, general and administrative expenses	879,509	1,402,533	1,499,322
Total	$ 1,710,500	$ 2,867,049	$ 1,765,274